Financial investments (Tables)	12 Months Ended
Dec. 31, 2020
Financial investments
Summary of financial investments

	2020	2019
Investment fund quotas	28,256	28,126
Bank deposit certificates	6,788	25,540
Other	—	5,109
	35,044	58,775